As filed with the Securities and Exchange Commission on February 25, 1997
                                           Registration No. 33-42769*
==========================================================================
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549
                            ___________________

                    POST-EFFECTIVE AMENDMENTS NO. 5 TO
                                 FORM S-6
                 FOR REGISTRATION UNDER THE SECURITIES ACT
                 OF 1933 OF SECURITIES OF UNIT INVESTMENT
                     TRUSTS REGISTERED ON FORM N-8B-2
                            ___________________

A.    Exact Name of Trust:
                         NATIONAL MUNICIPAL TRUST,
                                Series 144
                           Multistate Series 46


B.    Name of depositor:
                    PRUDENTIAL SECURITIES INCORPORATED

C.    Complete address of depositor's principal executive office:
                             One Seaport Plaza
                             199  Water Street
                         New York, New York 10292

D.    Name and complete address of agent for service:
                                                   Copy to:
       LEE B. SPENCER, JR., ESQ.             KENNETH W. ORCE, ESQ.
   PRUDENTIAL SECURITIES INCORPORATED       CAHILL GORDON & REINDEL
             One Seaport Plaza                  80 Pine Street
             199 Water Street              New York, New York 10005
          New York, New York 10292

It is proposed that this filing will become effective (check appropriate box.)
 ___
/  / immediately upon filing on (date) pursuant to
      paragraph (b);
 ___
/X / on February 28, 1997 pursuant to paragraph (b);
 ___
/__/ 60 days after filing pursuant to paragraph (a);
 ___
/__/ on (date) pursuant to paragraph (a) of rule 485.
_______________
* This Registration Statement combines two Registration Statements (File Nos. 33-42767 and 33-42769) pursuant to Rule 429.

CUSIPS: 63701H714R;63701H722R                                        MAIL CODE A

Prospectus--PART A

NOTE: PART A of this Prospectus may not be distributed unless accompanied by Part B.
--------------------------------------------------------------------------------
                                              NATIONAL MUNICIPAL TRUST
                                              Series 144
NMT                                           Multistate Series 46
--------------------------------------------------------------------------------

The initial public offering of Units in each Trust has been completed. The Units offered hereby are issued and outstanding Units which have been acquired by the Sponsor either by purchase from the Trustee of Units tendered for redemption or in the secondary market.

The objectives of each Trust are the providing of interest income which, in the opinion of counsel is, under existing law, excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holder), through investment in a fixed portfolio consisting primarily of long-term state, municipal and public authority debt obligations, and the conservation of capital. In addition, in the opinion of bond counsel to the issuers of the obligations, the interest income on the obligations held by the underlying unit investment trust composing Multistate Series 46 designated as the California Trust (Insured) (the ``California Trust (Insured)'' the ``State Trust'' or the ``Trust'' or the ``Insured Trust'' as the context requires), is exempt from state and any local income taxes to individual Unit Holders resident in the State for which the State Trust is named. There is, of course, no guarantee that the Trust's objectives will be achieved. The value of the Units of each Trust will fluctuate with the value of the portfolio of underlying Securities. Each municipal bond in the Insured Trust is covered by an irrevocable insurance policy as a result of which the Units of the Insured Trust were rated AAA by Standard & Poor's Corporation as of the Date of Deposit. Insurance guaranteeing the scheduled payment of principal of and interest on the securities in the California Trust (Insured) to the maturity of such Securities has been obtained at the cost of the issuer at the time of issuance. No representation is made as to the insurers' ability to meet their commitments. The Securities in Series 144 are not insured. The Securities in the Trusts are not insured by The Prudential Insurance Company of America. The Prospectus indicates the extent to which interest income of each Trust is subject to alternative minimum tax under the Internal Revenue Code of 1986, as amended.
See ``Schedule of Portfolio Securities'' and ``Portfolio Summary.''

                            Minimum Purchase: 1 Unit

PUBLIC OFFERING PRICE of the Units of each Trust is equal to the aggregate bid side evaluation of the underlying Securities in each Trust's Portfolio divided by the number of Units outstanding in such Trust, plus a sales charge as set forth in the table herein. (See Part B--``Public Offering of Units--Volume Discount.'') Units are offered at the Public Offering Price plus accrued interest. (See Part B--``Public Offering of Units.'')

--------------------------------------------------------------------------------
Sponsor:
                                                    Prudential Securities (LOGO)
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
Please read and retain                                Prospectus dated
this Prospectus for future reference                  February 28, 1997

                            NATIONAL MUNICIPAL TRUST
                                   Series 144
                              Multistate Series 46
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                                                      Page
Summary.................................................................................   Part A      A-i
Summary of Essential Information........................................................              A-iv
Independent Auditors' Report............................................................               A-1
Statement of Financial Condition........................................................               A-2
Schedule of Portfolio Securities........................................................               A-7
The Trust...............................................................................   Part B        1
     Portfolio Summary..................................................................                 2
     Insurance on the Securities in the Portfolio of an Insured Trust--General..........                 9
     Insurance on the Securities in the Portfolio of an Insured Trust--Insurers.........                 9
     Objectives and Securities Selection................................................                14
     Estimated Annual Income Per Unit...................................................                14
Tax Status..............................................................................                15
Public Offering of Units................................................................                18
     Public Offering Price..............................................................                18
     Public Distribution................................................................                19
     Secondary Market...................................................................                20
     Sponsor's and Underwriters' Profits................................................                20
     Secondary Market Sales Charge......................................................                20
     Volume Discount....................................................................                21
     Employee Discount..................................................................                21
Exchange Option.........................................................................                21
     Tax Consequences...................................................................                23
Reinvestment Program....................................................................                23
Expenses and Charges....................................................................                23
     Expenses...........................................................................                23
     Fees...............................................................................                23
     Other Charges......................................................................                25
Rights of Unit Holders..................................................................                25
     Certificates.......................................................................                25
     Distribution of Interest and Principal.............................................                25
     Reports and Records................................................................                27
     Redemption.........................................................................                27
Sponsor.................................................................................                28
     Limitations on Liability...........................................................                29
     Responsibility.....................................................................                30
     Resignation........................................................................                30
Trustee.................................................................................                30
     Limitations on Liability...........................................................                31
     Responsibility.....................................................................                31
     Resignation........................................................................                31
Evaluator...............................................................................                31
     Limitations on Liability...........................................................                31
     Responsibility.....................................................................                31
     Resignation........................................................................                31
Amendment and Termination of the Indenture..............................................                32
     Amendment..........................................................................                32
     Termination........................................................................                32
Legal Opinions..........................................................................                32
Auditors................................................................................                32
Bond Ratings............................................................................                32

--------------------------------------------------------------------------------

This Prospectus does not contain all of the information with respect to the investment company set forth in its registration statement and exhibits relating thereto which have been filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.
--------------------------------------------------------------------------------

No person is authorized to give any information or to make any representations with respect to this investment company not contained herein; and any information or representations not contained herein must not be relied upon as having been authorized. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.
--------------------------------------------------------------------------------

                                    SUMMARY

    National Municipal Trust, Series 144 (``National Trust (Uninsured)'') and Multistate Series 46 which consists of one underlying unit investment trust designated as the California Trust (Insured) (the ``California Trust (Insured)'' the ``State Trust'', (the ``Trust'' or the ``Insured Trust'' as the context requires) are composed of interest-bearing municipal bonds (the ``Securities''). The Securities in the State Trust are issued primarily by or on behalf of the State for which the State Trust is named and counties, municipalities, authorities and political subdivisions thereof. The interest on these bonds, in the opinion of bond counsel to the issuing governmental authorities is, under existing law, excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holder) and, as respects the underlying State Trust, exempt from State and any local income taxes to individual Unit Holders resident in the State for which the State Trust is named.

    INSURANCE guaranteeing the scheduled payments of principal of and interest on the Securities in the portfolio of the Insured Trust has been obtained by the issuer at the cost of the issuer at the time of issuance of the Securities from AMBAC Indemnity Corporation (``AMBAC''), Capital Guaranty Insurance Company (``Cap. Gty.''), Financial Security Assurance (``FSA''), Municipal Bond Insurance Association (``MBIA''), Municipal Bond Investors Assurance Corporation (``MBIAC''), and/or Financial Guaranty Insurance Company (``Financial Guaranty'' or ``FGIC'') (singularly, each an ``Insurance Company'' and, collectively, the ``Insurance Companies''). (See Part B--``The Trust--Insurance on the Securities in the Portfolio of an Insured Trust''). As a result of the insurance, the Securities and the Units of the Insured Trust have received a rating of AAA by Standard & Poor's Corporation. There can be no assurance that Units of the Insured Trust will retain this AAA rating. There is, of course, no guarantee that the objectives of the Insured Trust will be achieved since an issuer may be unable to meet its principal and interest payment obligations and, in such event, the Insurance Company involved may be unable to satisfy its insurance obligation. Insurance is not a substitute for the basic credit of an issuer, but supplements the issuer's existing credit and provides additional security therefor. NO REPRESENTATION IS MADE AS TO THE ABILITY OF THE INSURANCE COMPANIES TO MEET THEIR COMMITMENTS.

    MONTHLY DISTRIBUTIONS of principal, premium, if any, and interest received by each Trust will be made on or shortly after the twenty-fifth day of each month to Unit Holders of record as of the immediately preceding Record Date. (See Part B--``Rights of Unit Holders--Distribution of Interest and Principal''.) Alternatively, Unit Holders may elect to have their distributions reinvested in the Reinvestment Program of the Sponsor, as, if and when such program is available to Unit Holders. (See Part B--``Reinvestment Program.'')

    THE SPONSOR, although not obligated to do so, presently intends to maintain a secondary market for the Units in each Trust based on the aggregate bid side evaluation of the underlying Securities, as more fully described under Part B--``Public Offering of Units--Secondary Market--Public Offering Price.'' If such a market is not maintained, a Unit Holder may be able to dispose of his Units only through redemption at prices based on the aggregate bid side evaluation of the underlying Securities. (See Part B--``Rights of Unit Holders--Redemption--Computation of Redemption Price per Unit.'')

    SPECIAL CONSIDERATIONS. An investment in Units of each Trust should be made with an understanding of the risks which an investment in fixed rate long-term debt obligations may entail, including the risk that the value of the Units will decline with increases in interest rates. Insurance obtained by the Security issuer does not guarantee the market value of the Securities or the value of the Units. Any such insurance obtained by the issuer may be considered to represent an element of market value in regard to the Securities thus insured. The insurance on the Securities in the Insured Trust does not protect Unit Holders from the risk that the value of the Units may decline. (See Part B--``The Trust--Portfolio
                                      A-i

Summary.'') The ratings of the Securities set forth in Part A--``Schedule of Portfolio Securities'' may have declined due to, among other factors (including a decline in the creditworthiness of an insurer in the case of an insured trust which may also result in a decline in the AAA rating of the Units of an insured trust), a decline in creditworthiness of the issuer of said Securities.

    Note: In Part B ``Rights of Unit Holders--Distribution of Interest and Principal'' the Minimum Principal Distribution Amount is amended to read $1.00 per Unit.

    Note: In Part B ``Trustee'' the location of the unit investment trust office of The Chase Manhattan Bank is amended to read 4 New York Plaza, New York, New York 10004.

Portfolio Summary

   National Trust (Uninsured)

    The Portfolio contains 14 issues of Securities of issuers located in 10 states. All of the issues are payable from the income of specific projects or authorities and are not supported by the issuer's power to levy taxes. Although income to pay such Securities may be derived from more than one source, the primary sources of such income and the percentage of issues deriving income from such sources are as follows: airport facilities: 11.0%* of the Trust; health and hospital facilities: 44.6%* of the Trust; housing facilities: 20.9%* of the Trust; industrial development bonds: 10.1%* of the Trust; resource recovery facilities: 1.8%* of the Trust; transportation facilities: 5.8%* of the Trust; utility facilities: 1.9%* of the Trust; miscellaneous facilities: 3.9%* of the Trust. The Trust is concentrated in health and hospital facilities Securities.

    The Portfolio also contains Securities representing 20.9%* of the Trust (single-family housing securities) which are subject to the requirements of
Section 103A of the Internal Revenue Code of 1954, as amended, or Section 143 of the Internal Revenue Code of 1986.

    Approximately 20.9%* of the Securities in the Trust also contain provisions which require the issuer to redeem such obligations at par from unused proceeds of the issue within a stated period which typically does not exceed three years from the date of issuance of such Securities.

    50.9%* of the Securities in the Trust are rated by Standard & Poor's Corporation (15.6%* being rated AAA, 12.7%* being rated A and 22.6%* being rated
BBB), 36.3%* of the Securities in the Trust are rated by Moody's Investors Service (25.3% being rated Aaa and 11.0%* being rated Baa) and 12.8%* of the Securities in the Trust are not rated. For a description of the meaning of the applicable rating symbols as published by Standard & Poor's and Moody's, see Part B--``Bond Ratings.'' It should be emphasized, however, that the ratings of Standard & Poor's and Moody's represent their opinions as to the quality of the Securities which they undertake to rate and that these ratings are general and are not absolute standards of quality.

    Eight Securities in the Trust have been issued with an ``original issue discount.'' (See Part B--``Tax Status.'')

    Of these original issue discount bonds, approximately 6.3% of the aggregate principal amount of the Securities in the Trust (although only 1.9%* of the aggregate bid price of all Securities in the Trust) are zero coupon bonds (including bonds known as multiplier bonds, money multiplier bonds, capital appreciation bonds, capital accumulator bonds, compound interest bonds, and discount maturity payment bonds.)

   Alternative Minimum Tax

    As of the date of the Summary of Essential Information, the Sponsor's affiliate, The Prudential Investment Corporation, estimated that 32.7% of the estimated annual income per Unit consists of interest on private activity bonds, which interest is to be treated as a tax preference item for alternative minimum tax purposes (See ``Tax Status'' and ``Schedule of Portfolio Securities.'')

    The Sponsor participated as sole underwriter or manager or member of underwriting syndicates from which approximately 22.3%* of the Trust was acquired.

   California Trust (Insured)

    The Portfolio contains 9 issues of Securities of issuers located in the State of California. One of the issues (4.8%* of the Trust) is a general obligation of a governmental entity and is backed by the general taxing power of the entity. The
------------
    * Percentages computed on the basis of the aggregate bid price of the Securities in the Trust on January 27, 1997.

remaining issues are payable from the income of specific projects or authorities and are not supported by the issuer's power to levy taxes. Although income to pay such Securities may be derived from more than one source, the primary sources of such income and the percentage of issues deriving income from such sources are as follows: convention center facilities: .9%* of the Trust; health and hospital facilities: 2.6%* of the Trust; housing facilities: 8.1%* of the Trust; transportation facilities: 23.6%* of the Trust; utility facilities:
24.0%* of the Trust; certificates of participation: 36.0%* of the Trust. The Trust is concentrated in certificates of participation Securities.

    100%* of the Securities in the Trust are rated AAA by Standard & Poor's Corporation. For a description of the meaning of the applicable rating symbols as published by Standard & Poor's, see Part B--``Bond Ratings''. It should be emphasized, however, that the ratings of Standard & Poor's represent its opinion as to the quality of the Securities which it undertakes to rate and that these ratings are general and are not absolute standards of quality.

    Two Securities in the Trust have been issued with an ``original issue discount''. (See Part B--``Tax Status''.)

    Of these original issue discount bonds, approximately 14.1% of the aggregate principal amount of the Securities in the Trust (although only 4.8%* of the aggregate bid price of all Securities in the Trust) are zero coupon bonds (including bonds known as multiplier bonds, money multiplier bonds, capital appreciation bonds, capital accumulator bonds, compound interest bonds, and discount maturity payment bonds).

    The Securities in the Trust are insured to maturity by the insurance obtained by the issuer from the following insurance companies: AMBAC: 3.5%*;
FGIC: 23.6%*; MBIA & MBIAC: 72.9%*(D).

------------
    * Percentages computed on the basis of the aggregate bid price of the Securities in the Trust on January 27, 1997.
    (D) Percentage shown for MBIA & MBIAC includes Securities originally insured by BIG which have been reinsured by MBIAC pursuant to reinsurance agreements.

                        SUMMARY OF ESSENTIAL INFORMATION

                            NATIONAL MUNICIPAL TRUST
                                   SERIES 144
                                  (UNINSURED)
                             As of January 27, 1997

FACE AMOUNT OF SECURITIES.......................... $9,460,000.00
NUMBER OF UNITS....................................         9,552
FRACTIONAL UNDIVIDED INTEREST IN THE TRUST
  REPRESENTED BY EACH UNIT.........................     1/9,552nd
PUBLIC OFFERING PRICE
  Aggregate bid side evaluation of Securities in
    the Trust...................................... $9,814,362.56
  Divided by 9,552 Units........................... $    1,027.46
  Plus sales charge of 4.469% of Public Offering
    Price (4.678% of net amount invested in
    Securities).................................... $       48.06
                                                    -------------
  Public Offering Price per Unit(2)(4)............. $    1,075.52
                                                    -------------
                                                    -------------
REDEMPTION PRICE AND SPONSOR'S REPURCHASE PRICE PER
  UNIT (based on bid side evaluation of underlying
  Securities, $48.06 less than Public Offering
  Price per Unit)(4)............................... $    1,027.46
                                                    -------------
                                                    -------------
MINIMUM PRINCIPAL DISTRIBUTION: No distribution need be made from the Principal Account if the balance therein is less than $1 per Unit.
SPONSOR'S ANNUAL PORTFOLIO SUPERVISION FEE: Maximum .25 per
  $1,000 face amount of underlying Securities.
PREMIUM AND DISCOUNT ISSUES IN PORTFOLIO:
  Face amount of Securities with bid side evaluation:
  over par--93.7%; at par--0%; at a discount from par--6.3%
EVALUATOR'S FEE FOR EACH EVALUATION: Maximum of $14.
EVALUATION TIME: 3:30 P.M. New York time
MANDATORY TERMINATION DATE: September 1, 2041
MINIMUM VALUE OF TRUST: The Trust may be terminated if the value of the Trust is less than $4,000,000.
Percentage of Unit Holders required to consent in order to amend
  (as permitted) the Trust Indenture and Agreement (except under certain circumstances when Unit Holder consent is not
  required).................................................. 51%
Percentage of Unit Holders required to consent in order to
  terminate the Trust........................................ 51%
DATE OF DEPOSIT: November 20, 1991(1)

                                                                                                    Monthly
                                                                                                    -------
CALCULATION OF ESTIMATED NET ANNUAL INCOME PER UNIT
  Estimated Annual Income per Unit...............................................................   $69.39
  Less estimated annual expenses per Unit(3).....................................................    (1.58)
                                                                                                    -------
  Estimated Net Annual Income per Unit...........................................................   $67.81
                                                                                                    -------
                                                                                                    -------
Trustee's Annual Fee per $1,000 principal amount of underlying Securities........................   $ 1.00
Daily Rate of Income Accrual per Unit............................................................   $.1884
Estimated Current Return (based on Public Offering Price)(5)(6)..................................     6.30%
Estimated Long-Term Return(6)....................................................................     4.69%
INTEREST DISTRIBUTION
  Estimated Net Annual Income per Unit / 12......................................................   $ 5.65
Record Dates--Monthly: tenth day of each month
Distribution Dates--Monthly: twenty-fifth day of each month

------------
    (1) The Date of Deposit is the date on which the Indenture was signed and the deposit of Securities with the Trustee was made.
    (2) This Public Offering Price is computed as of January 27, 1997 and may vary from the Public Offering Price on the date of this Prospectus or any subsequent date.
    (3) Includes Trustee's fee, Sponsor's Portfolio supervision fee, estimated expenses and Evaluator's fees.
    (4) Exclusive of accrued interest which to January 30, 1997, the expected date of settlement for the purchase of Units on January 27, 1997 was $18.32.
    (5) The estimated current return is increased for transactions entitled to a reduced sales charge. (See Part B--``The Trust''--``Estimated Annual Income and Current Return per Unit.'')
    (6) The Estimated Current Return is calculated by dividing the Estimated Net Annual Income per Unit by the Public Offering Price per Unit. The Estimated Net Annual Income per Unit will vary with changes in fees and expenses of the Trustee and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Securities while the Public Offering Price will vary with changes in the bid price of the underlying Securities; therefore, there is no assurance that the present Estimated Current Return indicated above will be realized in the future. The Estimated Long-Term Return is calculated on a pre-tax basis using a formula which takes into consideration, and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Securities in the Trust and takes into account the expenses and sales charge associated with each Unit. Since the market values and estimated retirements of the Securities and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Return as indicated above will be realized in the future. The after-tax Estimated Long-Term Return will be lower to the extent of any taxation on the disposition of Securities. The Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price as of the above indicated calculation date of the Summary of Essential Information.
                                      A-iv

                        SUMMARY OF ESSENTIAL INFORMATION
                            NATIONAL MUNICIPAL TRUST
                              MULTISTATE SERIES 46
                                CALIFORNIA TRUST
                                   (INSURED)
                             As of January 27, 1997
                   STANDARD & POOR'S CORPORATION RATING: AAA

FACE AMOUNT OF SECURITIES.......................... $1,885,000.00
NUMBER OF UNITS....................................         2,197
FRACTIONAL UNDIVIDED INTEREST IN THE TRUST
  REPRESENTED BY EACH UNIT.........................     1/2,197th
PUBLIC OFFERING PRICE
  Aggregate bid side evaluation of Securities in
    the
    Trust.......................................... $1,869,543.12
  Divided by 2,197 Units........................... $      850.95
  Plus sales charge of 3.629% of Public Offering
    Price (3.766% of net amount invested in
    Securities).................................... $       32.05
                                                    -------------
  Public Offering Price per Unit(2)(4)............. $      883.00
                                                    -------------
                                                    -------------
REDEMPTION PRICE AND SPONSOR'S REPURCHASE PRICE PER
  UNIT (based on bid side evaluation of underlying
  Securities, $32.05 less than Public Offering
  Price per Unit)(4)............................... $      850.95
                                                    -------------
                                                    -------------
MINIMUM PRINCIPAL DISTRIBUTION: No distribution need be made from the Principal Account if the balance therein is less than $1 per Unit.
SPONSOR'S ANNUAL PORTFOLIO SUPERVISION FEE: Maximum $.05 per
  $1,000 face amount of underlying Securities.
PREMIUM AND DISCOUNT ISSUES IN PORTFOLIO:
  Face amount of Securities with bid side evaluation:
  over par--85.6%; at par--0.3%; at a discount from par--14.1%
EVALUATOR'S FEE FOR EACH EVALUATION: Maximum of $14.
EVALUATION TIME: 3:30 P.M. New York time
MANDATORY TERMINATION DATE: September 1, 2041
MINIMUM VALUE OF TRUST: The Trust may be terminated if the value of the Trust is less than $1,360,000.
Percentage of Unit Holders required to consent in order to amend
  (as permitted) the Trust Indenture and Agreement (except under certain circumstances when Unit Holder consent is not
  required).................................................. 51%
Percentage of Unit Holders required to consent in order to
  terminate the Trust........................................ 51%
DATE OF DEPOSIT: November 20, 1991(1)

                                                                                                    Monthly
                                                                                                    -------
CALCULATION OF ESTIMATED NET ANNUAL INCOME PER UNIT
  Estimated Annual Income per Unit...............................................................   $52.35
  Less estimated annual expenses per Unit(3).....................................................    (1.65)
                                                                                                    -------
  Estimated Net Annual Income per Unit...........................................................   $50.70
                                                                                                    -------
                                                                                                    -------
Trustee's Annual Fee per $1,000 principal amount of underlying Securities........................   $ 1.00
Daily Rate of Income Accrual per Unit............................................................   $.1408
Estimated Current Return (based on Public Offering Price)(5)(6)..................................     5.74%
Estimated Long-Term Return(6)....................................................................     3.91%
INTEREST DISTRIBUTION
  Estimated Net Annual Income per Unit / 12......................................................   $ 4.22
Record Dates--Monthly: tenth day of each month
Distribution Dates--Monthly: twenty-fifth day of each month

------------
    (1) The Date of Deposit is the date on which the Indenture was signed and the deposit of Securities with the Trustee was made.
    (2) This Public Offering Price is computed as of January 27, 1997 and may vary from the Public Offering Price on the date of this Prospectus or any subsequent date.
    (3) Includes Trustee's fee, Sponsor's Portfolio supervision fee, estimated expenses and Evaluator's fees.
    (4) Exclusive of accrued interest which to January 30, 1997, the expected date of settlement for the purchase of Units on January 27, 1997 was $13.84.
    (5) The estimated current return is increased for transactions entitled to a reduced sales charge. (See Part B--``The Trust''--``Estimated Annual Income and Current Return per Unit.'')
    (6) The Estimated Current Return is calculated by dividing the Estimated Net Annual Income per Unit by the Public Offering Price per Unit. The Estimated Net Annual Income per Unit will vary with changes in fees and expenses of the Trustee and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Securities while the Public Offering Price will vary with changes in the bid price of the underlying Securities; therefore, there is no assurance that the present Estimated Current Return indicated above will be realized in the future. The Estimated Long-Term Return is calculated on a pre-tax basis using a formula which takes into consideration, and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Securities in the Trust and takes into account the expenses and sales charge associated with each Unit. Since the market values and estimated retirements of the Securities and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Return as indicated above will be realized in the future. The after-tax Estimated Long-Term Return will be lower to the extent of any taxation on the disposition of Securities. The Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price as of the above indicated calculation date of the Summary of Essential Information.
                                      A-v

Risk Factors

    Potential purchasers of the Units of a State Trust should consider the fact that the Trust's Portfolio consists primarily of Securities issued by the state for which such State Trust is named or its municipalities or authorities and realize the substantial risks associated with an investment in such Securities. Each State Trust is subject to certain additional risk factors:

    The Sponsor believes the information summarized below describes some of the more significant aspects of the State Trust. The sources of such information are the official statements of issuers as well as other publicly available documents. While the Sponsor has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

California Trust

    Since the start of the 1990-91 fiscal year, California (the ``State'') has faced the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (especially aerospace), exports and financial services, among others, have all been severely affected. Job losses have been the worst of any post-war recession and have been estimated to exceed 800,000. While the most severe point of the recession has been estimated to have occurred in late 1993, pre-recession job levels are not expected to be reached for several more years.

    The recession has affected State tax revenues, which mirror economic conditions. It has also caused increased expenditures for health and welfare programs. The State has also been facing a structural imbalance in its budget with the largest programs supported by the General Fund (K-12 schools and community colleges, health, welfare and corrections) growing at rates higher than the growth rates for the principal revenue sources of the General Fund. (The General Fund, the State's main operating fund, consists of revenues which are not required to be credited to any other fund.) As a result, the State has experienced recurring budget deficits.

    Employment, income, and retail sales in the State have shown modest increases over the past two years, indicating some recovery from recessionary conditions. These increases notwithstanding, pre-recession job levels are not expected to be reached until 1997.

    Together with the federal government, which is providing over $9.5 billion in aid, the State is committed to assisting local governments, individuals and businesses suffering damage caused by the Northridge earthquake, as well as to assisting in the repair and replacement of State-owned facilities.

    On December 6, 1994, Orange County, California (the ``County''), together with its pooled investment funds (the ``Pools''), filed for protection under Chapter 9 of the federal Bankruptcy Code.

    On May 2, 1995, the Bankruptcy Court approved a settlement agreement covering claims of the other participating entities against the County and the Pools. Most participants have received in cash 80% (90% for school districts) of their Pools' investments with the balance to be paid in the future.

    The State bears no existing obligation in connection with any of the outstanding obligations or securities of the County or any of the other participating entities. It may, however, be necessary for the State to intervene if the County lacks sufficient resources to maintain County administered State programs. In this regard, the State cannot predict what, if any, action may occur. The Legislature is considering the County's new financial plan and other proposals relating to the County bankruptcy, including possible State oversight of County finances. None of the proposals, however, presently involve any direct State financial support of the County.

   1995-96 Budget

    The State began the 1995-96 fiscal year with strengthening revenues based on an improving economy and the smallest nominal ``budget gap'' to be closed in many years.

    The 1995-96 Budget Act, signed by the Governor on August 3, 1995, projects General Fund revenues and transfers of $44.1 billion, about $2.2 billion higher than projected revenues in 1994-95. The Budget Act projects Special Fund revenues of $12.7 billion, an increase from $12.1 billion projected in 1994-95.

    The 1995-96 Budget Act projects General Fund expenditures and transfers of $43.4 billion, an increase of $168 million over 1994-95. The Budget Act also projects Special Fund expenditures of $13.4 billion, a decrease of $700 million from 1994-95 projected expenditures. The principal features of the Budget Act were the following:
                                      A-vi

    1. Proposition 98 funding for schools and community colleges will increase by about $1 billion (General Fund) and $1.2 billion total above revised 1994-95 levels. Because of higher than projected revenues in 1994-95, an additional $543 million is appropriated to the 1994-95 Proposition 98 entitlement. A significant component of this amount is a block grant of about $54 per pupil for any one-time purpose. Per-pupil expenditures are projected to increase by another $126 in 1995-96 to $4,435. A full 2.7% cost of living allowance is funded for the first time in several years. The budget compromise anticipates a settlement of the CTA v. Gould litigation.

    2. Cuts in health and welfare costs totaling about $900 million, some of which would require federal legislative approval.

    3. A 3.5% increase in funding for the University of California ($90 million General Fund) and the California State University system ($24 million General
Fund).

    4. The Budget assumes receipt of $473 million in new federal aid for costs of illegal immigrants, in excess of federal government commitments. This amount is considerably less than the summer 1994 two-year budget proposal estimate, and is somewhat lower than the estimate in the January 1995 Governor's Budget.

    5. General Fund support for the Department of Corrections is increased by about 8 percent over 1994-95, reflecting estimates of increased prison population. This amount is less than was proposed in the Governor's Budget.

    THE FOREGOING DISCUSSION OF THE 1995-96 FISCAL YEAR BUDGET IS BASED IN LARGE PART ON STATEMENTS MADE IN A RECENT ``PRELIMINARY OFFICIAL STATEMENT'' DISTRIBUTED BY THE STATE OF CALIFORNIA. IN THAT DOCUMENT, THE STATE INDICATED THAT ITS DISCUSSION OF THE FISCAL YEAR BUDGET IS BASED ON ESTIMATES AND PROJECTIONS OF REVENUES AND EXPENDITURES FOR THE CURRENT FISCAL YEAR AND MUST NOT BE CONSTRUED AS STATEMENTS OF FACT. THE STATE NOTED FURTHER THAT THE ESTIMATES AND PROJECTIONS ARE BASED UPON VARIOUS ASSUMPTIONS WHICH MAY BE AFFECTED BY NUMEROUS FACTORS, INCLUDING FUTURE ECONOMIC CONDITIONS IN THE STATE AND THE NATION, AND THAT THERE CAN BE NO ASSURANCE THAT THE ESTIMATES WILL BE ACHIEVED.

   State Appropriations Limit

    The State is subject to an annual appropriations limit imposed by Article XIIIB of the State Constitution (the ``Appropriations Limit''), and is prohibited from spending ``appropriations subject to limitation'' in excess of the Appropriations Limit. Article XIIIB, originally adopted in 1979, was modified substantially by Propositions 98 and 111 in 1988 and 1990, respectively. ``Appropriations subject to limitation'' are authorizations to spend ``proceeds of taxes,'' which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed the reasonable cost of providing the regulation, product or service. The Appropriations Limit is based on the limit for the prior year, adjusted annually for certain changes, and is tested over consecutive two-year periods. Any excess of the aggregate proceeds of taxes received over such two-year period above the combined Appropriation Limits for those two years is divided equally between transfers to K-14 districts and refunds to taxpayers.

    Exempted from the Appropriations Limit are debt service costs of certain bonds, court or federally mandated costs, and, pursuant to Proposition 111, qualified capital outlay projects and appropriations or revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels. Some recent initiatives were structured to create new tax revenues dedicated to specific uses and expressly exempted from the Article XIIIB limits. The Appropriations Limit may also be exceeded in cases of emergency arising from civil disturbance or natural disaster declared by the Governor and approved by two-thirds of the Legislature. If not so declared and approved, the Appropriations Limit for the next three years must be reduced by the amount of the excess.

    Because of the complexities of Article XIIIB, the ambiguities and possible inconsistencies in its terms, the applicability of its exceptions and exemptions and the impossibility of predicting future appropriations, the Sponsor cannot predict the impact of this or related legislation on the bonds in the California Trust Portfolio. Other Constitutional amendments affecting state and local taxes and appropriations have been proposed from time to time. If any such initiatives are adopted, the State could be pressured to provide additional financial assistance to local governments or appropriate revenues as mandated by such initiatives. Propositions such as Proposition 98 and others that may be adopted in the future, may place increasing pressure on the State's budget over future years, potentially reducing resources available for other State programs, especially to the extent that the Article XIIIB spending limit would restrain the State's ability to fund such other programs by raising taxes.

   State Indebtedness

    As of August 1, 1995, the State had over $18.93 billion aggregate amount of its general obligation bonds outstanding. General obligation bond authorizations in an aggregate amount of approximately $2.81 billion remained unissued as of August 1, 1995. The State also builds and acquires capital facilities through the use of lease purchase borrowing. As of August 1, 1995, the State had approximately $5.56 billion of outstanding Lease-Purchase Debt.

    In addition to the general obligation bonds, State agencies and authorities had approximately $18.98 billion aggregate principal amount of revenue bonds and notes outstanding as of June 30, 1995. Revenue bonds represent both obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by such revenue bonds. Such enterprises and projects include transportation projects, various public works and exposition projects, educational facilities (including the California State University and University of California systems), housing, health facilities and pollution control facilities.

   Litigation

    The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings that, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources.

   Ratings

    On July 15, 1994, Standard & Poor's Corporation (``Standard & Poor's''), Moody's Investors Service, Inc. (``Moody's''), and Fitch Investors Service, Inc. (``Fitch'') all downgraded their ratings of California's general obligation bonds. These bonds are usually sold in 20-to 30-year increments and used to finance the construction of schools, prisons, water systems and other projects. The ratings were reduced by Standard & Poor's from ``A+'' to ``A,'' by Moody's from ``Aa'' to ``A1,'' and by Fitch from ``AA'' to ``A.'' Since 1991, when it had a ``AAA'' rating, the State's rating has been downgraded three times by all three ratings agencies. All three agencies cite the 1994-95 Budget Act's dependence on a ``questionable'' federal bailout to pay for the cost of illegal immigrants, the Proposition 98 guaranty of a minimum portion of State revenues for kindergarten through community college, and the persistent deficit requiring more borrowing as reasons for the reduced rating. Another concern was the State's reliance on a standby mechanism which could trigger across-the-board reductions in all State programs, and which could disrupt State operations, particularly in fiscal year 1995-96. However, a Standard & Poor's spokesman stated that, although the lowered-ratings means California is a riskier borrower, Standard & Poor's anticipates that the State will pay off its debts and not default. There can be no assurance that such ratings will continue for any given period of time or that they will not in the future be further revised.

    Fitch upgraded its rating of California's general obligation bonds from ``A'' to ``A+'' on February 26, 1996. No rating change was made, however, by either Moody's or Standard & Poor's as of that date.

    As a result of Orange County's Chapter 9 bankruptcy filing on December 6, 1994, Moody's suspended the county's bond ratings until January 6, 1995, when it reinstated them at a rating of ``Caa.'' On December 6, 1994, Standard & Poor's cut its rating of all Orange County debt from ``AA-'' to ``CCC,'' a level below investment grade and an indication of high risk and uncertainty, and on December 8, 1994, Standard & Poor's further reduced its rating to ``D'' indicating default status. Fitch does not rate Orange County bonds. It is anticipated that as Orange County's credit and bond ratings fall, it will have difficulty in getting loans or selling its bonds to raise money. Additionally, the County's bankruptcy filing could affect about 180 municipalities, school districts, and other municipal entities which entrusted billions of dollars to Orange County to invest. Standard & Poor's has informed such entities that they have been placed on negative credit watch, the usual step prior to a downgrade of credit rating.

    The Sponsor believes the information summarized above describes some of the more significant aspects relating to the California Trust. The sources of such information are Preliminary Official Statements and Official Statements relating to the State's general obligation bonds and the State's revenue anticipation notes, or obligations of other issuers located in the State of California, or other publicly available documents. Although the Sponsor has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

                        SUPPLEMENT TO PART B--TAX STATUS

California Trust

   On the Date of Deposit, special California counsel for the Sponsor rendered an opinion under the then existing California state income tax law which read as follows:

       The Trust is not an association taxable as a corporation under the income tax laws of the State of California;

       The income, deductions and credits against tax of the Trust will be treated as the income, deductions and credits against tax of the holders of Units in the Trust under the income tax laws of the State of California;

       Interest on the bonds held by the Trust to the extent that such interest is exempt from taxation under California law will not lose its character as tax-exempt income merely because that income is passed through to the holders of Units; however, a corporation subject to the California franchise tax is required to include that interest income in its gross income for purposes of determining its franchise tax liability;

       Each holder of a Unit in the Trust will have a taxable event when the Trust disposes of a bond (whether by sale, exchange, redemption, or payment at maturity) or when the Unit holder redeems or sells his Units. The total tax cost of each Unit to a holder of a Unit in the Trust is allocated among each of the bond issues held in the Trust (in accordance with the proportion of the Trust comprised by each bond issue) in order to determine the holder's per Unit tax cost for each bond issue, and the tax cost reduction requirements relating to amortization of bond premium will apply separately to the per Unit tax cost of each bond issue. Therefore, under some circumstances, a holder of a Unit may realize taxable gain when the Trust disposes of a bond or the holder's Units are sold or redeemed for an amount equal to or less than his original cost of the bond or Unit;

       Each holder of a Unit in the Trust is deemed to be the owner of a pro rata portion of the Trust under the personal property tax laws of the State of California;

       Each Unit holder's pro rata ownership of the bonds held by the Trust, as well as the interest income therefrom, is exempt from California personal property taxes; and

       Amounts paid in lieu of interest on defaulted bonds held by the Trustee under policies of insurance issued with respect to such bonds will be excludable from gross income for California income tax purposes if, and to the same extent as, those amounts would have been so excludable if paid as interest by the respective issuer.

   In the opinion of Messrs. Kopesky & Welke, LLP, special California counsel to the Sponsor, no change in law has occurred since the Date of Deposit which would require a change in the above opinion.

<AUDIT-REPORT>

                        INDEPENDENT AUDITORS' REPORT

THE UNIT HOLDERS, SPONSOR AND TRUSTEE
NATIONAL MUNICIPAL TRUST
SERIES 144 (UNINSURED)
MULTISTATE SERIES 46
  consisting of:
    California Trust (Insured)

We have audited the statements of financial condition and schedules of portfolio securities of the National Municipal Trust Series 144 (Uninsured) and Multistate Series 46 consisting of the California Trust (Insured) as of October 31, 1996, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trustee (see Footnote
(a)(1)). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of October 31, 1996 as shown in the statements of financial condition and schedules of portfolio securities by correspondence with The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and the significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the National Municipal Trust Series 144 (Uninsured) and Multistate Series 46 consisting of the California Trust (Insured) as of October 31, 1996, and the results of their operations and the changes in their net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

January 24, 1997
New York, New York

</AUDIT-REPORT>
                                    A-1

                             STATEMENT OF FINANCIAL CONDITION

                                 NATIONAL MUNICIPAL TRUST
                                        SERIES 144
                                       (UNINSURED)

                                     October 31, 1996


                                      TRUST PROPERTY

Investments in municipal bonds at market value
  (amortized cost $9,437,810) (Note (a) and
  Schedule of Portfolio Securities Notes (4) and (5))                      $10,026,391

Receivable for securities sold or redeemed                                      77,101

Accrued interest receivable                                                    192,303

           Total                                                            10,295,795

                                LIABILITIES AND NET ASSETS

Less Liabilities:

   Payable for Units redeemed                                                   77,753

   Cash overdraft                                                               11,021

   Accrued Trust fees and expenses                                               2,972

           Total liabilities                                                    91,746

Net Assets:

   Balance applicable to 9,720 Units of fractional undivided interest outstanding (Note (c)):

      Capital, plus unrealized market
        appreciation of $588,581                              $10,026,391

      Undistributed principal and net investment
        income (Note (b))                                         177,658


           Net assets                                                      $10,204,049

Net asset value per Unit ($10,204,049 divided by 9,720 Units)               $ 1,049.80


                            See notes to financial statements

                                           A-2

                                 STATEMENTS OF OPERATIONS

                                 NATIONAL MUNICIPAL TRUST
                                        SERIES 144
                                       (UNINSURED)

                                                     For the years ended October 31,
                                                      1996         1995        1994

Investment income - interest                        $698,296    $  702,852    $703,530

Less Expenses:

   Trust fees and expenses                            15,502        15,628      15,656

           Total expenses                             15,502        15,628      15,656

           Investment income - net                   682,794       687,224     687,874

Net (loss) gain on investments:

   Realized gain (loss) on securities sold
     or redeemed                                      29,054          (421)     (2,394)

   Net unrealized market (depreciation)
     appreciation                                    (32,078)      619,984    (783,065)

           Net (loss) gain on investments             (3,024)      619,563    (785,459)

Net increase (decrease) in net assets resulting
  from operations                                   $679,770    $1,306,787    $(97,585)

                            See notes to financial statements

                           STATEMENTS OF CHANGES IN NET ASSETS

                                 NATIONAL MUNICIPAL TRUST
                                        SERIES 144
                                       (UNINSURED)

                                                   For the years ended October 31,
                                                   1996          1995         1994
Operations:

   Investment income - net                     $   682,794    $   687,224   $  687,874

   Realized gain (loss) on securities sold
     or redeemed                                    29,054           (421)      (2,394)

   Net unrealized market (depreciation)
     appreciation                                  (32,078)       619,984     (783,065)

           Net increase (decrease) in net
             assets resulting from operations      679,770      1,306,787      (97,585)

Less Distributions to Unit Holders:

   Principal                                       (13,899)          -         (45,000)

   Investment income - net                        (672,418)      (676,966)    (678,800)

           Total distributions                    (686,317)      (676,966)    (723,800)

Less Capital Share Transactions:

   Redemption of 279 Units and 1 Unit,
     respectively                                 (286,652)        (1,006)        -

   Accrued interest on redemption                   (4,882)           (19)        -

           Total capital share transactions       (291,534)        (1,025)        -

Net (decrease) increase in net assets             (298,081)       628,796     (821,385)

Net assets:

   Beginning of year                            10,502,130      9,873,334   10,694,719

   End of year (including undistributed prin-
     cipal and net investment income of
     $177,658 and $185,789, and undistributed
     net investment income of $180,745,
     respectively)                             $10,204,049    $10,502,130   $9,873,334

                            See notes to financial statements

                       NOTES TO FINANCIAL STATEMENTS

                          NATIONAL MUNICIPAL TRUST
                                 SERIES 144
                                (UNINSURED)

                              October 31, 1996

(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Schedule of Portfolio Securities on the basis set forth in Part B of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Registration
Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except the value on the date of deposit (November 20, 1991) represents the cost of investments to the Trust based on the offering side evaluations as of the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays an annual Trustee's fee, estimated expenses, Evaluator's fees, and an annual Sponsor's portfolio supervision fee, and may incur additional charges as explained under "Expenses and Charges" in Part B of this Prospectus.

(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the twenty-fifth day of each month, after deducting applicable expenses. Receipts other than interest are distributed as explained in "Rights of Units Holders - Distribution of Interest and Principal" in Part B of this Prospectus.

                       NOTES TO FINANCIAL STATEMENTS

                          NATIONAL MUNICIPAL TRUST
                                 SERIES 144
                                (UNINSURED)

                              October 31, 1996

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of initial deposit (November 20, 1991) exclusive of accrued interest.


    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of October 31, 1996 follows:

       Original cost to investors                               $10,265,963
       Less:  Gross underwriting commissions (sales charge)        (487,600)
       Net cost to investors                                      9,778,363
       Cost of securities sold or redeemed                         (383,703)
       Unrealized market appreciation                               588,581
       Accumulated interest accretion                                43,150
       Net amount applicable to investors                       $10,026,391

(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each year:

                                             For the years ended October 31,
                                                1996       1995       1994
       Principal distributions during year   $    1.39   $     -    $  4.50

       Net investment income distributions
         during year                         $   67.68   $   67.70  $ 67.88

       Net asset value at end of year        $1,049.80   $1,050.32  $987.33
       Trust Units outstanding at end
         of year                                 9,720       9,999   10,000

                                        A-6

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                       NATIONAL MUNICIPAL TRUST
                                              SERIES 144
                                             (UNINSURED)

                                           October 31, 1996

Port-                                                                                                 Optional
folio                                 Rating      Face      Coupon    Maturity     Sinking Fund       Refunding        Market
 No.       Title of Securities         <F1>       Amount     Rate       Date      Redemptions<F3>    Redemptions<F2>   Value
                                                                                                                      <F4><F5>
 1.  Broward County, Florida,
     Resource Recovery Revenue
     Bonds, Series 1984 (SES
     Broward Company, L.P. South
     Project).                         A      $  170,000     7.950%   12/01/08    12/01/96@100       12/01/99@103     $   187,245

 2.  Illinois Health Facilities
     Authority, Revenue Bonds,
     Series 1989B (Illinois
     Masonic Medical Center).<F7>      Aaa<F6>   500,000     7.700    10/01/19    10/01/10@100       10/01/99@102         553,775

 3.  Indiana Housing Finance
     Authority, Single-Family
     Mortgage Revenue Bonds,
     (GNMA Collateralized Home
     Mortgage Program), 1990
     Series F.  <F8>                   Aaa<F6>   925,000     7.750    07/01/22    01/01/16@100       01/01/01@102         980,315

 4.  City of Owensboro, Ken-
     tucky, Electric Light and
     Power System Revenue Bonds,
     1991-B Series, (AMBAC
     Insured).  <F10>                  AAA       600,000     0.000    01/01/17    NONE               NONE                 185,730

 5.  Kentucky Development
     Finance Authority, Hospital
     Facilities Revenue Bonds,
     Series 1991 (St. Claire Med-
     ical Center, Inc. Project).
     <F7>                              <F9>    1,130,000     7.125    09/01/21    09/01/07@100       09/01/01@102       1,260,526

 6.  Massachusetts Bay Trans-
     portation Authority, General
     Transportation System Bonds,
     1991 Series A.  <F7>              Aaa<F6>   560,000     7.000    03/01/22    03/01/13@100       03/01/01@102         624,456

 7.  Michigan State Housing
     Development Authority, Ren-
     tal Housing Revenue Bonds,
     1990 Series B.                    A+      1,000,000     7.550    04/01/23    04/01/11@100       04/01/01@102       1,065,860

 8.  County of Ward, North
     Dakota, Health Care Facili-
     ties, Refunding Revenue
     Bonds, (Trinity Obligated
     Group), Series 1991B.             BBB+    1,000,000     7.500    07/01/11    07/01/05@100       07/01/01@102       1,092,430

 9.  New York State Medical
     Care Facilities Finance
     Agency, Mental Health Serv-
     ices Facilities Improvement
     Revenue Bonds, 1990 Series
     B.  <F7>                          Aaa<F6>   195,000     7.875    08/15/20    02/15/09@100       08/15/00@102         221,516

10.  New York State Medical
     Care Facilities Finance
     Agency, Mental Health Serv-
     ices Facilities Improvement
     Revenue Bonds, 1990 Series B.     BBB+      140,000     7.875    08/15/20    02/15/09@100       08/15/00@102         156,352

11.  New York State Urban
     Development Corporation,
     State Facilities Revenue
     Bonds, Series 1991.  <F7>         Aaa<F6>   400,000     7.500    04/01/20    04/01/12@100       04/01/01@102         454,996


12.  Trustees of the Tulsa
     Municipal Airport Trust,
     Revenue Bonds, Series 1991,
     American Airlines.  <F8>          Baa2<F6> 1,000,000    7.600    12/01/30    NONE               06/01/01@102       1,075,970

                                                                      A-7

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                       NATIONAL MUNICIPAL TRUST
                                              SERIES 144
                                             (UNINSURED)
                                            (CONTINUED)

                                           October 31, 1996


Port-                                                                                                 Optional
folio                                 Rating      Face      Coupon    Maturity    Sinking Fund        Refunding        Market
 No.       Title of Securities         <F1>       Amount     Rate        Date     Redemptions<F3>     Redemptions<F2>   Value
                                                                                                                      <F4><F5>
13.  Tulsa Industrial Author-
     ity, Hospital Revenue Bonds,
     (Tulsa Regional Medical Cen-
     ter), Series 1991A.  <F7>         AAA     $1,000,000   7.625%   06/01/17    06/01/07@100       06/01/01@102     $ 1,131,470

14.  Greenville County, South
     Carolina, Industrial Devel-
     opment Revenue Bonds, (Lock-
     heed Aeromod Center, Inc.
     Project), Series 1991.  <F8>      BBB+     1,000,000   7.200    11/01/21    11/01/12@100       11/01/01@102       1,035,750

                                              $9,620,000                                                             $10,026,391

                                 See notes to schedule of portfolio securities

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                        NATIONAL MUNICIPAL TRUST
                               SERIES 144
                              (UNINSURED)

                            October 31, 1996

<F1> All ratings are provided by Standard & Poor's Corporation, unless otherwise indicated. A brief description of applicable Security ratings is given under "Bond Ratings" in Part B of this Prospectus.

<F2> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F3> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price on that date.

<F4> The market value of the Securities as of October 31, 1996 was determined by the Evaluator on the basis of bid side evaluations for the Securities at such date.

<F5> At October 31, 1996, the unrealized market appreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation           $588,581
       Gross unrealized market depreciation               -
       Unrealized market appreciation                 $588,581

    The amortized cost of the Securities for Federal income tax purposes was $9,437,810 at October 31, 1996.

<F6> Moody's Investors Service, Inc. rating.

<F7> The Issuers of Portfolio Nos. 2, 5, 6, 9, 11 and 13 have indicated
that they will refund these Securities on their respective optional redemption dates.

<F8> In the opinion of bond counsel to the issuing governmental authorities, interest payments on these bonds will be a tax preference item for individuals and corporations for alternative minimum tax purposes. Normally, the bonds pay interest semiannually. The payment dates can generally be determined based on the date of maturity, i.e., a bond maturing on December 1 will pay interest semiannually on June 1 and December 1. See "Tax Status" in Part B of this Prospectus.

<F9> This Security, although unrated, has, in the opinion of the Sponsor, credit characteristics comparable to an investment grade Security.

<F10>Insurance to maturity has been obtained by the issuer from the listed Insurance Company from this Security. The AAA rating on this Security is based in part on the creditworthiness and claims-paying ability of the Insurance Company.

                             STATEMENT OF FINANCIAL CONDITION

                                 NATIONAL MUNICIPAL TRUST
                                   MULTISTATE SERIES 46
                                     CALIFORNIA TRUST
                                        (INSURED)

                                     October 31, 1996


                                      TRUST PROPERTY

Investments in municipal bonds at market value
  (amortized cost $1,915,696 (Note (a) and
  Schedule of Portfolio Securities Notes (4) and (5))                       $2,044,253

Accrued interest receivable                                                     44,573

           Total                                                             2,088,826

                                LIABILITIES AND NET ASSETS

Less Liabilities:

   Cash overdraft                                                               13,472

   Accrued Trust fees and expenses                                                 373

           Total liabilities                                                    13,845

Net Assets:

   Balance applicable to 2,385 Units of fractional undivided interest outstanding (Note (c)):

      Capital, plus net unrealized market
        appreciation of $128,557                                $2,044,253

      Undistributed principal and
        net investment income (Note (b))                            30,728


           Net assets                                                       $2,074,981

Net asset value per Unit ($2,074,981 divided by 2,385 Units)                 $  870.01

                            See notes to financial statements

                                 STATEMENTS OF OPERATIONS

                                 NATIONAL MUNICIPAL TRUST
                                   MULTISTATE SERIES 46
                                     CALIFORNIA TRUST
                                        (INSURED)

                                                       For the years ended October 31,
                                                        1996        1995       1994
Investment income - interest                           $152,685    $212,847   $216,252

Less Expenses:

   Trust fees and expenses                                3,922       5,434      5,535

           Total expenses                                 3,922       5,434      5,535

           Investment income - net                      148,763     207,413    210,717

Net (loss) gain on investments:

   Realized gain on securities sold or redeemed          71,886       5,305        136

   Net unrealized market (depreciation) appreciation    (92,086)    122,674   (279,233)

           Net (loss) gain on investments               (20,200)    127,979   (279,097)

Net increase (decrease) in net assets resulting from
  operations                                           $128,563    $335,392   $(68,380)

                            See notes to financial statements

                           STATEMENTS OF CHANGES IN NET ASSETS

                                 NATIONAL MUNICIPAL TRUST
                                   MULTISTATE SERIES 46
                                     CALIFORNIA TRUST
                                        (INSURED)

                                                   For the years ended October 31,
                                                   1996          1995          1994
Operations:

   Investment income - net                      $  148,763     $  207,413    $ 210,717

   Realized gain of securities sold or redeemed     71,886          5,305          136

   Net unrealized market (depreciation)
     appreciation                                  (92,086)       122,674     (279,233)

           Net increase (decrease) in net
             assets resulting from operations      128,563        335,392      (68,380)

Less Distributions to Unit Holders:

   Principal                                      (410,863)          -         (54,978)

   Investment income - net                        (151,480)      (201,000)    (205,002)

           Total distributions                    (562,343)      (201,000)    (259,980)

Less Capital Share Transactions:

   Redemption of 921 Units, 48 Units and 46
     Units, respectively                          (844,684)       (48,136)     (45,376)

   Accrued interest on redemption                  (13,778)          (766)        (652)

           Total capital share transactions       (858,462)       (48,902)     (46,028)

Net (decrease) increase in net assets           (1,292,242)        85,490     (374,388)

Net assets:

   Beginning of year                             3,367,223      3,281,733    3,656,121

   End of year (including undistributed prin-
     cipal and net investment income of $30,728
     and $55,815, and undistributed net invest-
     ment income of $54,657, respectively)      $2,074,981     $3,367,223   $3,281,733

                            See notes to financial statements

                       NOTES TO FINANCIAL STATEMENTS

                          NATIONAL MUNICIPAL TRUST
                            MULTISTATE SERIES 46
                              CALIFORNIA TRUST
                                 (INSURED)

                              October 31, 1996

(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Schedule of Portfolio Securities on the basis set forth in Part B of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Registration
Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except the value on the date of deposit (November 20, 1991) represents the cost of investments to the Trust based on the offering side evaluations as of the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays an annual Trustee's fee, estimated expenses, Evaluator's fees, and an annual Sponsor's portfolio supervision fee, and may incur additional charges as explained under "Expenses and Charges" in Part B of this Prospectus.

(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the twenty-fifth day of each month, after deducting applicable expenses. Receipts other than interest are distributed as explained in "Rights of Units Holders - Distribution of Interest and Principal" in Part B of this Prospectus.

                       NOTES TO FINANCIAL STATEMENTS

                          NATIONAL MUNICIPAL TRUST
                            MULTISTATE SERIES 46
                              CALIFORNIA TRUST
                                 (INSURED)

                              October 31, 1996

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of initial deposit (November 20, 1991) exclusive of accrued interest.


    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of October 31, 1996 follows:

       Original cost to investors                                $3,372,983
       Less:  Gross underwriting commissions (sales charge)        (160,208)
       Net cost to investors                                      3,212,775
       Cost of securities sold or redeemed                       (1,325,368)
       Net unrealized market appreciation                           128,557
       Accumulated interest accretion                                28,289
       Net amount applicable to investors                        $2,044,253


(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each year:

                                            For the years ended December 31,
                                               1996        1995       1994
       Principal distributions during
         year                                 $136.59    $     -    $ 16.17

       Net investment income distributions
         during year                          $ 55.93    $   60.00  $ 60.43

       Net asset value at end of year         $870.01    $1,018.52  $978.45

       Trust Units outstanding at end
         of year                                2,385        3,306    3,354

                                        A-14

                              SCHEDULE OF PORTFOLIO SECURITIES

                                  NATIONAL MUNICIPAL TRUST
                                    MULTISTATE SERIES 46
                                      CALIFORNIA TRUST
                                          (INSURED)

                                      October 31, 1996


Port-                                                                                                  Optional
folio                                 Rating      Face      Coupon    Maturity     Sinking Fund        Refunding        Market
 No.     Title of Securities <F16>     <F11>     Amount      Rate        Date      Redemptions<F13>  Redemptions<F12>   Value
                                                                                                                      <F14><F15>
 1.  California Health Facili-
     ties Financing Authority,
     Insured Health Facility Rev-
     enue Bonds, (Catholic Health-
     Care West), 1991 Series D
     (AMBAC Insured).  <F17>           AAA     $   95,000    6.500%   07/01/16     07/01/05@100      07/01/01@102      $  104,072

 2.  California Housing Finance
     Agency, Home Mortgage Reve-
     nue Bonds, 1991 Series F,
     (MBIA Insured).                   AAA        145,000    6.850    08/01/17     02/01/12@100      08/01/01@102         152,973

 3.  Certificates of Particip-
     ation, (1991 School Improve-
     ments Project), Sulphur
     Springs Union School Dis-
     trict, County of Los
     Angeles, California, (MBIA
     Insured).                         AAA        300,000    0.000    09/01/15     NONE              NONE                 101,889

 4.  Certificates of Particip-
     ation, (Alameda County
     Santa Rita Jail Project),
     County of Alameda, Califor-
     nia, Alameda County Public
     Facilities Corporation,
     (MBIA Insured).  <F17>            AAA        250,000    7.250    12/01/13     NONE              12/01/00@102         282,042

 5.  City of Antioch, Certifi-
     cates of Participation,
     (Police Facilities), City
     of Antioch, California,
     Antioch Development Agency,
     (MBIA Insured).  <F17>            AAA        400,000    7.300    01/01/16     NONE              01/01/00@102.5       445,260

 6.  East Bay Municipal Utility
     District, (Alameda and Con-
     tra Costa Counties, Califor-
     nia), Water System Subordin-
     ated Revenue Bonds, Series
     1990, (MBIA Insured).  <F17>      AAA        400,000    7.600    06/01/20     06/01/19@100      06/01/00@102         450,964

 7.  Los Angeles County, Trans-
     portation Commission, (Cali-
     fornia), Sales Tax Revenue
     Refunding Bonds, Series
     1991-B, (FGIC Insured).           AAA        455,000    6.500    07/01/15     07/01/07@100      07/01/01@102         490,481

 8.  The City of Los Angeles,
     (California), Los Angeles
     Convention and Exhibition
     Center Authority, Certifi-
     cates of Participation,
     1990 Series, (AMBAC Insured).
     <F17>                             AAA         15,000    7.000    08/15/08     08/15/06@100      08/15/00@102          16,572

                                               $2,060,000                                                              $2,044,253

                               See notes to schedule of portfolio securities

            NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                    NATIONAL MUNICIPAL TRUST
                      MULTISTATE SERIES 46
                        CALIFORNIA TRUST
                            (INSURED)

                        October 31, 1996

<F11> All ratings are provided by Standard & Poor's Corporation, unless otherwise indicated. A brief description of applicable Security ratings is given under "Bond Ratings" in Part B of this Prospectus.

<F12> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F13> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price on that date.

<F14> The market value of the Securities as of October 31, 1996 was determined by the Evaluator on the basis of bid side evaluations for the Securities at such date.

<F15> At October 31, 1996, the unrealized market appreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation            $128,557
       Gross unrealized market depreciation                -
       Unrealized market appreciation                  $128,557
</TABLE

    The amortized cost of the Securities for Federal income tax purposes was $1,915,696 at October 31, 1996.

<F16> Insurance to maturity has been obtained by the Issuer from the listed Insurance Company for the Securities. The "AAA" ratings on these Securities are based in part on the creditworthiness and claims-paying ability of the Insurance Company insuring such Security to maturity. No premium is payable therefore by the Trust.

<F17> The Issuers of Portfolio Nos. 1, 4, 5, 6 and 8 have indicated that they will refund these Securities on their respective optional redemption dates.
                                   A-16

(MODULE)
  [NAME]      NMT-PUT-PTB-996
  [CIK]       0000941856
  [CCC]       3ttrjz#m
(/MODULE)


            This Post-Effective Amendment to the Registration Statement on
Form S-6 comprises the following papers and documents:

            The facing sheet on Form S-6.

            The Prospectus.

            Signatures.

            Consent of Kopesky & Welke, LLP (included in Exhibit 8), inde-pendent public accountants and consent of evaluator; all other consents were previously filed.

                                      UNDERTAKING

            The following Exhibits:

         ****Ex-3.(i)  -    Restated Certificate of Incorporation of Pru-
                              dential Securities Incorporated dated March
                              29, 1993.
       *****Ex-3.(ii)  -    Revised By-Laws of Prudential Securities Incor-
                              porated as amended through June 21, 1997.
                +Ex-4  -    Trust Indenture and Agreement dated
                              September 6, 1989.
                *Ex-8  -    Opinion of Kopesky & Welke, LLP.
               *Ex-23  -    Consent of Kenny S&P Evaluation Services, a
                              division of J.J. Kenny Co., Inc. (as
                              evaluator).
             ***Ex-24  -    Powers of Attorney executed by a majority of
                              the Board of Directors of Prudential Securi-
                              ties Incorporated.
               *Ex-27  -    Financial Data Schedule for Series 144.
             *Ex-27.1  -    Financial Data Schedule for Multistate
                              Series 46 (California).
                Ex-99       Information as to Officers and Directors of
                              Prudential Securities Incorporated is incor-
                              porated by reference to Schedules A and D of
                              Form BD filed by Prudential Securities Incor-
                              porated pursuant to Rules l5b1-1 and l5b3-1
                              under the Securities Exchange Act of 1934
                              (1934 Act File No. 8-16267).
            **Ex-99.2  -    Affiliations of Sponsor with other investment
                              companies.
            **Ex-99.3  -    Broker's Blanket Policies, Standard Form No. 14
                              in the aggregate amount of $62,500,000.
             +Ex-99.4   -   Investment Advisory Agreement.
_________________________
        *   Filed herewith.
                                   II-1


       ** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of Prudential Unit Trusts, Insured Tax-Exempt Series 1, Registra-tion No. 6-89263.

      *** Incorporated by reference to exhibits of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of National Municipal Trust Series 172, Registration No. 33-54681 and National Equity Trust, Top Ten Portfolio Series 3, Regis-tration No. 333-15919.

     **** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of Government Securities Equity Trust Series 5, Registration No.
            33-57992.

    ***** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of National Municipal Trust, Series 186, Registration No.
            33-54697.

        + Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of National Municipal Trust, Insured Series 43, Registration No.
            33-29314.
                                   II-2


                                SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, the registrant, National Municipal Trust, Series 144 and Multistate Series 46 certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of
1933 and has duly caused this Registration Statement or amendments thereto to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York, and State of New York on the 24th day of February, 1997.

                         NATIONAL MUNICIPAL TRUST,
                         Series 144
                         Multistate Series 46
                           (Registrant)

                         By PRUDENTIAL SECURITIES INCORPORATED
                              (Depositor)

                         By the following persons,* who
                            constitute a majority of the
                            Board of Directors of Prudential
                            Securities Incorporated

                                   Robert C. Golden
                                   Alan D. Hogan
                                   A. Laurence Norton, Jr.
                                   Leland B. Paton
                                   Martin Pfinsgraff
                                   Vincent T. Pica II
                                   Hardwick Simmons
                                   Lee B. Spencer, Jr.

                         By __/s/ Kenneth Swankie    ___
                               (Kenneth Swankie,
                               Senior Vice President,
                               Manager--Unit Investment
                               Trust Department,
                               as authorized
                               signatory for Prudential Securities
                               Incorporated and Attorney-
                               in-Fact for the persons
                               listed above)
_____________________
*    Pursuant to Powers of Attorney previously filed.

                                   II-3


                            CONSENT OF COUNSEL

          The consents of counsel to the use of their names in the Prospec-tus included in this Registration Statement are contained in their opinions filed as Exhibit 5 and 8-CA to the Registration Statement.

                                   II-4


                      CONSENT OF INDEPENDENT AUDITORS

We consent to the use of our report dated January 24, 1997, accompanying the financial statements of the National Municipal Trust Series 144 (Uninsured) and Multistate Series 46 consisting of the California Trust (Insured) included herein and to the reference to our Firm as experts under the heading "Auditors" in the prospectus which is a part of this registration statement.

DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

February 19, 1997
New York, New York
                                      II-5

